Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 45,571,714	$ 59,245,151
Accumulated depreciation	(15,709,478)	(29,282,612)
Provision for impairment	(57,752)	(55,358)
Property, plant and equipment, net	29,804,484	29,907,181
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	29,648,756	31,475,491
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	4,111,556
Mechanical equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,493,571	17,426,372
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	341,680	283,320
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	7,109,384	7,110,842
Computer software [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	147,924	678,252
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,695,168	2,247,199
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 23,675	$ 23,675